Cash Distributions and Earnings per Unit (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended	4 Months Ended		6 Months Ended		7 Months Ended
	Jul. 31, 2024	Jan. 31, 2023	Feb. 29, 2024	Apr. 30, 2024	Apr. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 31, 2024
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Description of the distribution amount per unit for all classes of units

The first 98% of the quarterly distribution is paid to all common unitholders. The incentive distributions rights (held by Navios GP L.L.C.) apply only after a minimum quarterly distribution of $6.0375 per unit.

Potential common units						0	1,001
Quarterly Cash Distribution [Member]
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Distribution Made to Limited Liability Company (LLC) Member, Distributions Declared, Per Unit		$ 0.05	$ 0.05	$ 0.05	$ 0.05			$ 0.05
Distribution Made to Limited Partner, Distribution Date		Feb. 14, 2023	Feb. 14, 2024	May 14, 2024	May 12, 2023			Aug. 14, 2024
Distribution Made to Limited Partner, Date of Record		Feb. 10, 2023	Feb. 12, 2024	May 10, 2024	May 09, 2023			Aug. 09, 2024
Distribution Made to Limited Partner, Cash Distributions Paid	$ 1,531	$ 1,540	$ 1,540	$ 1,540	$ 1,540